Subsequent Events - Additional information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Aug. 01, 2017	Jul. 31, 2017	Feb. 01, 2017	Jan. 17, 2017	Feb. 28, 2017	Dec. 31, 2016	Dec. 31, 2016
Subsequent Event [Line Items]
Acquisition of oil and natural gas					$ 15,600
Shares of common stock issued				2,297,100			27,500,000
Shares of common stock issued, offering price				$ 15.00
Net proceeds from option exercise				$ 32,600
6.875% Senior Unsecured Notes, Due February 2025
Subsequent Event [Line Items]
Aggregate principal amount			$ 350,000
Senior notes issued, stated percentage			6.875%
Senior notes issued, issue price of as a percentage of par			99.244%
Net proceeds from private placement			$ 340,400
6.875% Senior Unsecured Notes, Due February 2025 | Prior to February 1, 2020 [Member]
Subsequent Event [Line Items]
Percentage of aggregate principal amount that may be redeemed						35.00%
Redemption price						106.875%
Subsequent Event | Preferred Stock | Dividend Payment In Kind
Subsequent Event [Line Items]
Quarterly dividend announced date		Jul. 31, 2017
Quarterly dividend, amount		$ 2,175
Dividend, initial accreted value		$ 1,000,000
Dividend, record date		Jul. 15, 2017
Subsequent Event | 6.875% Senior Unsecured Notes, Due February 2025
Subsequent Event [Line Items]
Interest payment	$ 12,000